Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Fastenal Co.	8,734,302	405,272
Consumer Discretionary (18.7%)
	Ross Stores Inc.	2,460,155	532,943
	Royal Caribbean Cruises Ltd.	1,851,899	509,606
	Yum! Brands Inc.	2,102,555	326,905
*	Carvana Co.	1,031,382	324,246
*	Chipotle Mexican Grill Inc.	9,906,356	317,102
	Garmin Ltd.	1,244,428	288,720
*	ROBLOX Corp. Class A	4,780,843	270,404
	Hilton Worldwide Holdings Inc.	872,007	265,160
*	Take-Two Interactive Software Inc.	1,338,037	264,262
*	Copart Inc.	6,626,552	220,001
	Carnival Corp.	8,465,861	219,096
*	AutoZone Inc.	63,009	212,831
	Expedia Group Inc.	890,000	205,492
	Electronic Arts Inc.	951,729	194,029
*	Live Nation Entertainment Inc.	1,250,147	190,660
	Tractor Supply Co.	4,003,481	181,358
*	Ulta Beauty Inc.	337,422	176,374
	Rollins Inc.	2,378,503	127,036
*	Lululemon Athletica Inc.	810,664	124,113
	Las Vegas Sands Corp.	2,299,777	123,912
*	Flutter Entertainment plc	1,066,692	108,749
*	Burlington Stores Inc.	239,316	77,869
	Estee Lauder Cos. Inc. Class A	940,189	67,477
*	NVR Inc.	10,093	66,511
	TKO Group Holdings Inc. Class A	237,207	47,833
*	Trade Desk Inc. Class A	1,674,554	37,996
			5,480,685
Consumer Staples (0.6%)
	Church & Dwight Co. Inc.	1,800,318	168,006
Energy (3.2%)
	Targa Resources Corp.	1,634,942	409,929
	Coterra Energy Inc.	5,501,536	193,324
	EQT Corp.	2,374,140	151,090
	Texas Pacific Land Corp.	222,859	105,760
*	First Solar Inc.	387,702	76,478
	Venture Global Inc. Class A	456,024	7,187
			943,768
Financials (7.6%)
*	Robinhood Markets Inc. Class A	6,009,233	416,440
	MSCI Inc.	530,909	286,165
*	Coinbase Global Inc. Class A	1,611,651	281,410
	LPL Financial Holdings Inc.	609,097	183,235
	Ares Management Corp. Class A	1,596,195	174,145
	Apollo Global Management Inc.	1,539,372	171,517
	Broadridge Financial Solutions Inc.	888,000	144,282
	Brown & Brown Inc.	2,200,878	143,519
	Interactive Brokers Group Inc. Class A	1,609,054	107,919
	Tradeweb Markets Inc. Class A	879,706	103,506
*	Rocket Cos. Inc. Class A	6,987,420	99,571
*	Markel Group Inc.	45,435	86,966
	Blue Owl Capital Inc. Class A	2,531,182	23,110
			2,221,785
Health Care (9.8%)
*	Edwards Lifesciences Corp.	4,417,623	353,763
	Zoetis Inc.	2,889,669	341,588
*	IDEXX Laboratories Inc.	605,627	340,296
*	Alnylam Pharmaceuticals Inc.	1,008,744	333,763

		Shares	Market Value ($000)
	ResMed Inc.	1,108,045	248,734
	Agilent Technologies Inc.	2,151,308	245,206
*	Waters Corp.	746,171	222,210
*	Veeva Systems Inc. Class A	1,125,275	197,666
*	Dexcom Inc.	2,927,322	183,836
	West Pharmaceutical Services Inc.	547,804	137,301
*	Insmed Inc.	819,756	134,046
	STERIS plc	372,984	82,478
*	Insulet Corp.	267,719	56,178
			2,877,065
Industrials (23.8%)
	Howmet Aerospace Inc.	3,049,588	702,808
	Quanta Services Inc.	1,138,022	624,797
	TransDigm Group Inc.	429,545	497,826
	WW Grainger Inc.	342,310	373,395
	AMETEK Inc.	1,741,621	373,334
	Old Dominion Freight Line Inc.	1,426,775	278,792
	Vulcan Materials Co.	993,209	270,451
	Martin Marietta Materials Inc.	458,739	270,051
*	Block Inc. Class A	4,165,608	250,686
*	Axon Enterprise Inc.	580,937	246,718
	Paychex Inc.	2,457,307	226,367
	Xylem Inc.	1,849,359	220,998
	Cintas Corp.	1,292,682	218,644
*	Teledyne Technologies Inc.	352,205	213,088
	Verisk Analytics Inc.	1,049,199	199,086
*	Mettler-Toledo International Inc.	154,596	194,977
	Comfort Systems USA Inc.	133,770	184,468
*	Fair Isaac Corp.	171,412	182,989
	Equifax Inc.	914,784	164,725
	Veralto Corp.	1,790,864	158,348
	Rockwell Automation Inc.	427,302	153,350
*	Corpay Inc.	505,501	147,096
*	Rocket Lab Corp.	2,158,023	138,588
*	Bloom Energy Corp. Class A	1,013,591	137,331
	HEICO Corp. Class A	576,798	121,756
	Ingersoll Rand Inc.	1,489,346	119,326
[1]	Sunbelt Rentals Holdings Inc.	1,582,436	103,001
	HEICO Corp.	314,602	86,264
	Hubbell Inc. Class B	101,087	49,607
*	Trimble Inc.	444,823	29,016
*	Symbotic Inc. Class A	251,190	13,363
			6,951,246
Real Estate (4.9%)
	Realty Income Corp.	7,092,233	433,903
	Ventas Inc.	3,612,631	295,441
	Iron Mountain Inc.	2,137,646	218,339
	Extra Space Storage Inc.	1,605,936	210,586
	SBA Communications Corp.	810,403	139,479
*	CoStar Group Inc.	3,192,988	128,805
			1,426,553
Technology (22.1%)
	Vertiv Holdings Co. Class A	2,910,083	729,209
	Seagate Technology Holdings plc	1,658,684	649,806
*	Cloudflare Inc. Class A	2,294,738	473,496
*	DoorDash Inc. Class A	2,650,509	397,974
	Monolithic Power Systems Inc.	351,963	384,819
	Teradyne Inc.	1,190,779	353,018
	Western Digital Corp.	1,289,378	348,764
	Marvell Technology Inc.	3,318,929	328,740
*	Datadog Inc. Class A	2,496,890	294,758
	Microchip Technology Inc.	4,115,928	265,930
*	Workday Inc. Class A	1,620,096	210,483
	Corning Inc.	1,468,268	199,640
*	Autodesk Inc.	806,244	193,015
*	Snowflake Inc. Class A	1,236,333	186,464
*	Fortinet Inc.	2,251,174	183,966
*	CoreWeave Inc. Class A	2,204,253	170,763

			Shares	Market Value ($000)
*		Coherent Corp.	713,003	169,844
		VeriSign Inc.	627,730	155,903
*		MongoDB Inc.	588,118	143,954
*		Reddit Inc. Class A	1,009,078	135,872
*		Zscaler Inc.	794,944	111,523
*		Super Micro Computer Inc.	3,872,577	88,179
*		Atlassian Corp. Class A	1,290,073	88,047
*		Tyler Technologies Inc.	163,475	55,971
*		HubSpot Inc.	190,546	46,512
*		GoDaddy Inc. Class A	507,153	41,926
*		Pinterest Inc. Class A	2,115,202	38,793
				6,447,369
Telecommunications (3.2%)
		Motorola Solutions Inc.	1,260,016	546,809
*		Ciena Corp.	537,991	208,864
*		Lumentum Holdings Inc.	271,539	190,827
				946,500
Utilities (4.6%)
		Constellation Energy Corp.	2,342,695	654,198
		Vistra Corp.	2,577,138	387,421
		Waste Connections Inc.	1,944,735	315,903
				1,357,522
Total Common Stocks (Cost $21,650,068)				29,225,771
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $26,086)	3.687%	260,934	26,091
Total Investments (100.0%) (Cost $21,676,154)				29,251,862
Other Assets and Liabilities—Net (0.0%)				(4,542)
Net Assets (100%)				29,247,320
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,381.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,638 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	29	9,527	(84)
E-mini S&P Mid-Cap 400 Index	June 2026	35	11,888	55
				(29)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.